Litigation	12 Months Ended
Dec. 31, 2024
Litigation [Abstract]
Litigation

Note 12 - Litigation

The Company may be involved in litigation and claims arising in the ordinary course of business. It is management’s opinion that the outcome of such matters will not have a material adverse effect on the Company’s consolidated financial statements; however, the results of litigation and claims are inherently unpredictable. Regardless of outcome, litigation can have an adverse impact on the Company because of legal costs, diversion of management resources and other factors.